SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Preferred Equity Units (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,597	$ 1,574
Subsidiaries
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units			$ 1,800
Subsidiaries | Series 1
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	24,000,000
Cumulative Dividend Rate	6.25%
Subsidiary preferred equity units	$ 551	541
Subsidiaries | Series 2
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	24,000,000
Cumulative Dividend Rate	6.50%
Subsidiary preferred equity units	$ 529	522
Subsidiaries | Series 3
Disclosure of subsidiaries [line items]
Shares Outstanding (in shares)	24,000,000
Cumulative Dividend Rate	6.75%
Subsidiary preferred equity units	$ 517	$ 511